Revenues - Disaggregation of revenue (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) oz	Mar. 31, 2021 USD ($) oz	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) oz
Disaggregation of Revenue [Line Items]
Revenues	$ 9,166	$ 19,036	$ 110,734	$ 47,044
Gold sales
Disaggregation of Revenue [Line Items]
Revenues	$ 8,906	$ 17,541	$ 100,532	$ 44,279
Volume of Sales | oz	4,773	9,830	56,045	24,892
Silver sales
Disaggregation of Revenue [Line Items]
Revenues	$ 260	$ 1,495	$ 10,202	$ 2,765
Volume of Sales | oz	10,934	57,236	397,546	136,238